            AIM HIGH INCOME MUNICIPAL FUND -- CLASS A, B AND C SHARES

                         Supplement dated March 23, 2007
              to the Prospectus dated July 31, 2006 as supplemented
                               September 20, 2006

The fund has been engaged in a limited public offering of its shares since April 21, 2006 due to the advisor's belief that the types of securities that met the fund's investment criteria were in limited supply. The advisor has determined that there is currently an ample supply of the types of securities in which the fund invests to permit the fund to re-open to all investors commencing with the start of business on May 1, 2007 through the close of business on or about May 31, 2007. Thereafter, the fund again will conduct a limited public offering of its shares. See "Other Information -- Limited Fund Offering" in your prospectus.

Effective April 1, 2007, the following replaces in its entirety the information appearing in footnote 3 under the heading "FEE TABLE AND EXPENSE EXAMPLE -- FEE TABLE" on page 4 of the Prospectus:

       "(3) Effective April 1, 2007, the fund's investment advisor has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B and Class C shares to 0.70%, 1.45% and 1.45% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors."

Effective April 1, 2007, the following information should replace in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGER(s) " on page 9 of the Prospectus:

       "The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

           o Franklin Ruben (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1997.

           o Gerard M. Pollard, Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with the advisor and/or its affiliates since 1998.

       Mr. Pollard and Mr. Ruben are dual employees of AIM and INVESCO Institutional (N.A.), Inc.

       They are assisted by the advisor's Municipal Bond Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio.

       Members of the team may change from time to time. More information on the portfolio manager and the team, including biographies of other members of the team, may be found on the advisor's website at http://www.aiminvestments.com. The website is not a part of this prospectus.

       The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

                          INSTITUTIONAL CLASS SHARES OF

                         AIM HIGH INCOME MUNICIPAL FUND
                         AIM TAX-FREE INTERMEDIATE FUND


                         Supplement dated March 23, 2007
              to the Prospectus dated July 31, 2006 as supplemented
                    September 20, 2006 and February 28, 2007

The fund has been engaged in a limited public offering of its shares since April 21, 2006 due to the advisor's belief that the types of securities that met the fund's investment criteria were in limited supply. The advisor has determined that there is currently an ample supply of the types of securities in which the fund invests to permit the fund to re-open to all investors commencing with the start of business on May 1, 2007 through the close of business on or about May 31, 2007. Thereafter, the fund again will conduct a limited public offering of its shares. See "Other Information -- Limited Fund Offering" in your prospectus.

Effective April 1, 2007, the following replaces in its entirety the information appearing in footnote 3 under the heading "FEE TABLE AND EXPENSE EXAMPLE -- FEE TABLE" on page 6 of the Prospectus:

       "(3) Effective April 1, 2007, High Income Municipal's investment advisor has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Institutional Class shares of High Income Municipal to 0.45% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors."

Effective April 1, 2007, the following information should replace in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGER(S) -- HIGH INCOME MUNICIPAL" on page 12 of the Prospectus:

       "HIGH INCOME MUNICIPAL

           o Franklin Ruben (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1997.

           o Gerard M. Pollard, Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with the advisor and/or its affiliates since 1998.

       Mr. Pollard and Mr. Ruben are dual employees of AIM and INVESCO Institutional (N.A.), Inc.

       They are assisted by the advisor's Municipal Bond Team."

                         AIM HIGH INCOME MUNICIPAL FUND
                            AIM TAX-EXEMPT CASH FUND
                         AIM TAX-FREE INTERMEDIATE FUND

                   (SERIES PORTFOLIOS OF AIM TAX-EXEMPT FUNDS)

                         Supplement dated March 23, 2007
to the Statement of Additional Information dated July 31, 2006 as supplemented
  August 1, 2006, September 20, 2006, December 13, 2006 and February 28, 2007

The following information relating to Patrick J.P. Farmer and Stephen M. Johnson is added under the heading "TRUSTEES AND OFFICERS -- OTHER OFFICERS" in Appendix C in the Statement of Additional Information:

------------------------------------------------------------------------------------------------------------------------
   "NAME, YEAR OF BIRTH             TRUSTEE     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                 OTHER
   AND POSITION(S) HELD             AND/OR                                                              TRUSTEESHIP(S)
      WITH THE TRUST                OFFICER                                                             HELD BY TRUSTEE
                                     SINCE
------------------------------------------------------------------------------------------------------------------------
Other Officers
------------------------------------------------------------------------------------------------------------------------
Patrick J. P. Farmer -- 1962          2007      Head of North American Retail Investments, Director,    None
Vice President                                  Chief Investment Officer and Executive Vice
                                                President, AIM Funds Management Inc. d/b/a AIM
                                                Trimark Investments; Senior Vice President and Head
                                                of Equity Investments, A I M Advisors, Inc. and A I M
                                                Capital Management, Inc.; and Vice President, The AIM
                                                Family of Funds--Registered Trademark--

                                                Formerly:  Director, Trimark Trust

------------------------------------------------------------------------------------------------------------------------
Stephen M. Johnson -- 1961            2007      Chief Investment Officer of INVESCO Fixed Income and    None"
Vice President                                  Vice President, INVESCO Institutional (N.A.), Inc.;
                                                Senior Vice President and Fixed Income Chief
                                                Investment Officer, A I M Advisors, Inc. and A I M
                                                Capital Management, Inc.; and Vice President, The AIM
                                                Family of Funds--Registered Trademark--

------------------------------------------------------------------------------------------------------------------------

The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS -- AIM HIGH INCOME MUNICIPAL FUND" on page H-1 of the Statement of Additional Information. The following table reflects information as of March 31, 2006 (except as noted):

----------------------------------------------------------------------------------------------------------------------------
                            DOLLAR            OTHER REGISTERED              OTHER POOLED                OTHER ACCOUNTS
                           RANGE OF         MUTUAL FUNDS (ASSETS         INVESTMENT VEHICLES              (ASSETS IN
    PORTFOLIO            INVESTMENTS            IN MILLIONS)             (ASSETS IN MILLIONS)             MILLIONS)(2)
     MANAGER            IN EACH FUND(1)  -----------------------------------------------------------------------------------
                                            NUMBER                        NUMBER                        NUMBER
                                              OF           ASSETS           OF           ASSETS           OF         ASSETS
                                           ACCOUNTS                      ACCOUNTS                      ACCOUNTS
----------------------------------------------------------------------------------------------------------------------------
                                                 AIM HIGH INCOME MUNICIPAL FUND
----------------------------------------------------------------------------------------------------------------------------
Gerard M. Pollard(3)      $1-$10,000         None           None           None           None           None         None
----------------------------------------------------------------------------------------------------------------------------
Franklin Ruben         $100,001-$500,000     None           None           None           None           None         None
----------------------------------------------------------------------------------------------------------------------------

---------------------------
(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

(3) Mr. Pollard will begin serving as portfolio manager on AIM High Income Municipal Fund on April 1, 2007. The information provided for Mr. Pollard is as of February 28, 2007.


                                       2